Fees Summary	Dec. 03, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 23,000,000
Previously Paid Amount	1,588.15
Total Fee Amount	3,176.30
Total Offset Amount
Net Fee	$ 1,588.15